SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Deferred Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Revenues to be recognized in future periods	$ 2,367	$ 2,350
Applicable PCS, warranty and other costs	(95)	(94)
Total deferred income	$ 2,272	$ 2,256	$ 1,933	$ 1,371